BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Summary of purchase price allocation	The purchase price was allocated on the date of acquisition as below:

		Amortization
	2020	period
	RMB
Other current assets	123
Intangible assets:
Trademark	1,300	3 years
Student base	12,400	2 years
Goodwill	43,300
Deferred revenue	(11,700)
Other current liabilities	(457)
Deferred tax liabilities	(7,567)
	37,399

Summary of unaudited pro forma results of operations

The following summarized unaudited pro forma results of operations for the years ended December 31, 2020 assuming that the acquisition during the year ended December 31, 2020 occurred as of January 1, 2020. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of January 1, 2020, nor is it indicative of future operating results.

Year ended December 31,
2020
RMB
(Unaudited)
Pro forma net revenues	7,231,144
Pro forma net loss	(1,477,022)